Intangible Assets (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 02, 2012	Dec. 31, 2011
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	$ 52,617,269		$ 52,617,269		$ 54,983,937	$ 54,983,937
- Amortization of Intangible Assets	1,268,319	1,265,657	2,536,835	2,529,726
2012 (6 months) [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	2,689,607		2,689,607
2013 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	5,056,275		5,056,275
2014 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	5,056,275		5,056,275
2015 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	5,056,275		5,056,275
2016 [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	4,999,776		4,999,776
Thereafter [Member]
Intangible Assets (net of accumulated amortization of $8,459,042 and $5,902,419 at June 30, 2012 and December 31, 2011, respectively)	$ 29,759,061		$ 29,759,061